Average Annual Total Returns{- Fidelity Flex® Mid Cap Growth Fund} - 11.30 Fidelity Flex Mid Cap Growth Fund PRO-07 - Fidelity Flex® Mid Cap Growth Fund	Fidelity Flex Mid Cap Growth Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Mid Cap Growth Fund-Default Return Before Taxes Since Inception		Fidelity Flex Mid Cap Growth Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Mid Cap Growth Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Mid Cap Growth Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Mid Cap Growth Fund-Default After Taxes on Distributions and Sales Since Inception		RS012 Past 1 year	RS012 Since Inception
Total	27.36%	23.60%	[1]	22.89%	17.59%	[1]	17.66%	17.21%	[1]	12.73%	19.25%	[1]

[1]	(a)From March 8, 2017